UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-8977
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                        GE Private Asset Management Funds
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               (Exact name of registrant as specified in charter)

              16501 Ventura Blvd., Suite 201, Encino, CA 91436-2007
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               (Address of principal executive offices) (Zip code)

      Regina M. Fink, 16501 Ventura Blvd., Suite 201, Encino, CA 91436-2007
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (818) 265-0003
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Date of fiscal year end:   09/30
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Date of reporting period:  12/31/05
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      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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1.    Schedule of Investments

                                 GE Contra Fund

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Schedule of Investments                            December 31, 2005 (Unaudited)
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CONTRACTS                         SECURITY                             VALUE
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PURCHASED OPTIONS -- 74.5%
               Russell 2000 Index:
         200     Put @ 650, Expire 3/06                            $    284,000
       1,600     Put @ 660, Expire 3/06                               2,784,000
               S&P 500 Index:
       5,800     Put @ 1,220, Expire 3/06                             9,048,000
         350     Put @ 1,225, Expire 3/06                               616,000
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               TOTAL PURCHASED OPTIONS
               (Cost -- $12,835,000)                                 12,732,000
================================================================================
     FACE
    AMOUNT
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SHORT-TERM INVESTMENTS -- 25.7%
               Money Market:
     344,088   Smith Barney Money Fund Cash Portfolio,
                 Class A (Cost $344,088)                                344,088
               U.S. Treasury Bill:
   4,045,000     Due 1/12/06 (Cost - $4,040,347)                      4,039,850
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               TOTAL SHORT-TERM INVESTMENTS
               (Cost -- $4,384,435)                                   4,383,938
================================================================================

               TOTAL INVESTMENTS -- 100.2%                           17,115,938
               (Cost -- $17,219,435*)

               Liabilities in Excess of Other Assets -- (0.2%)          (36,161)
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               TOTAL NET ASSETS -- 100.0%                          $ 17,079,777
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* Aggregate cost for Federal income tax purposes is $17,219,435.

                      See Notes to Schedule of Investments.

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Notes to Schedule of Investments                   December 31, 2005 (Unaudited)
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Investment Valuation. Investments traded on national exchanges are valued at the closing prices on such markets. Investments for which no sales price was reported and U.S. government and agency obligations are valued at the mean between bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of an investment has been significantly affected by events after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underling collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract my not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

Option Contracts. When the Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option.

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Notes to Schedule of Investments (continued)
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Investment Transactions and Dividend Income. Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Gains or losses on the sale of investments are calculated by using the specific identification method.

Federal Tax Information - As of December 31, 2005, The GE Contra Fund had the following federal tax cost resulting in net unrealized depreciation as follows:

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                          Gross                   Gross                Net
    Federal             Unrealized             Unrealized           Unrealized
    Tax Cost           Appreciation           Depreciation         Depreciation
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  $17,219,435             $21,000               $(124,497)           $(103,497)
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

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   GE Private Asset Management Funds

By (Signature and Title)

/s/ Gurinder S. Ahluwalia
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Gurinder S. Ahluwalia
President

Date:  February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ronald A. Link
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Ronald A. Link
Treasurer and Chief Financial Officer

Date:  February 28, 2006

By (Signature and Title)

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*Print the name and title of each signing officer under his or her signature.